STOCK-BASED COMPENSATION - Stock-based compensation expense (Details) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2023	Dec. 31, 2021
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	$ 146,596	$ 716,193
Unamortized compensation expense	3,300,000	$ 3,300,000
Unrecognized compensation expense recognized over a weighted-average period		3 years 3 months 19 days	1 year 11 months 23 days
Cost of revenue
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	4,478	$ 11,940
Sales and marketing
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	21,158	87,324
Research and development
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	52,453	164,260
General and administrative
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	$ 68,507	$ 452,669